Notes Payable (Details) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 27, 2026	Jul. 22, 2026	Apr. 07, 2014	Jul. 31, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 28, 2022
Notes Payable [Line Items]
Issuance of note payable												$ 250,000
Amount of principal						$ 198,811		$ 198,811		$ 80,000	$ 80,000
Maturity date			Apr. 06, 2016
Warrant expired			Mar. 07, 2016							Mar. 07, 2016
Accrued interest										$ 12,000	12,000
Subsequent Event [Member]
Notes Payable [Line Items]
Amount of principal	$ 3,000,000	$ 80,000			$ 80,000
Accrued interest due		139,883			$ 121,883
Cash	$ 176,000	176,000
Gain on settlement		$ 43,883
Measurement Input, Default Rate [Member]
Notes Payable [Line Items]
Interest rate per annum			15.00%
Notes Payable [Member]
Notes Payable [Line Items]
Issuance of note payable			$ 80,000
Interest rate per annum			10.00%			15.00%		15.00%		15.00%
Accrued interest						$ 3,000	$ 3,000
Vehicle Note 1 [Member]
Notes Payable [Line Items]
Amount of principal						45,226		$ 45,226		$ 0
Principal payments				$ 1,222
Interest expense						0		0
Vehicle Note 2 [Member]
Notes Payable [Line Items]
Amount of principal						73,585		73,585
Interest rate per annum					2.49%
Principal payments					$ 1,291
Interest expense						255		255
Notes Payable [Member]
Notes Payable [Line Items]
Accrued interest								6,000	$ 6,000
Arizona Green Power, LLC [Member]
Notes Payable [Line Items]
Amount of principal						80,000		80,000		80,000
Accrued interest due						$ 139,883		$ 139,883		$ 133,883	$ 121,883
Percentage of ownership percentage			1.33%							1.33%
Warrant [Member]
Notes Payable [Line Items]
Warrant purchased			4,800							4,800
Range of exercise price										$ 2
Warrant [Member] | Arizona Green Power, LLC [Member]
Notes Payable [Line Items]
Range of exercise price			$ 2